ASSOCIATES AND JOINT ARRANGEMENTS (Details) $ in Thousands		12 Months Ended
	Nov. 13, 2013 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Information about associates and arrangements [Abstract]
Purchase of fixed assets		$ 9,648,588	$ 11,727,561	$ 32,739,117
UT [Member]
Information about associates and arrangements [Abstract]
Guarantee period from the provisional reception of the UT Works		18 months
Link [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
Link [Member] | Dinarel S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of joint ownership		51.00%
TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
TGU [Member] | Pampa Energia [Member]
Information about associates and arrangements [Abstract]
Percentage of joint ownership		51.00%
EGS [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
Percentage of joint ownership		51.00%
Purchase of fixed assets	$ 350,000